VY T Rowe Price Growth Equity Portfolio Expense Example - VY T Rowe Price Growth Equity Portfolio	Dec. 31, 2024 USD ($)
Class ADV
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 123
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	700
Expense Example, with Redemption, 10 Years	1,549
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	73
Expense Example, with Redemption, 3 Years	244
Expense Example, with Redemption, 5 Years	431
Expense Example, with Redemption, 10 Years	970
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	98
Expense Example, with Redemption, 3 Years	323
Expense Example, with Redemption, 5 Years	566
Expense Example, with Redemption, 10 Years	1,264
Class S2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	113
Expense Example, with Redemption, 3 Years	370
Expense Example, with Redemption, 5 Years	647
Expense Example, with Redemption, 10 Years	$ 1,436